Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Installation service	$ 17,297,212	$ 23,748,141	$ 24,299,062
Fluid equipment sales	7,992,848	5,452,304	2,798,774
TOTAL REVENUE	25,290,060	29,200,445	27,097,836
COST OF REVENUE
Cost of product and services	17,458,252	18,080,777	16,192,810
Business and sales related taxes	253,856	675,507	443,448
GROSS PROFIT	7,577,952	10,444,161	10,461,578
OPERATING EXPENSES
General and administrative expenses	3,298,188	3,683,594	932,911
Selling expenses	1,337,321	2,187,253	1,742,147
Bad debt expenses (recovery)	7,913,442	187,715	(227,873)
Research and development expenses	358,411	508,282	33,847
Total operating expenses	12,907,362	6,566,844	2,481,032
LOSS) INCOME FROM OPERATIONS	(5,329,410)	3,877,317	7,980,546
OTHER INCOME (EXPENSE)
Other income, net	(426,585)	377,174	6,431
Interest expense	(208,306)	(56,953)	(49,625)
Income from investment	168,534
Total other (expense) income, net	(466,357)	320,221	(43,194)
(LOSS) INCOME BEFORE INCOME TAXES	(5,795,767)	4,197,538	7,937,352
(BENEFIT FROM) PROVISION FOR INCOME TAXES	(651,052)	(2,938,849)	2,002,467
NET (LOSS) INCOME	(5,144,715)	7,136,387	5,934,885
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation (loss) income	(1,755,528)	2,249,081	(1,401,124)
COMPREHENSIVE (LOSS) INCOME	$ (6,900,243)	$ 9,385,468	$ 4,533,761
Basic and diluted (loss) earnings per common share
Basic	$ (0.33)	$ 0.49	$ 0.49
Diluted	$ (0.33)	$ 0.49	$ 0.49
Weighted average number of shares outstanding
Basic	15,760,633	14,695,347	12,029,538
Diluted	15,760,633	14,695,347	12,046,045